Prospectus Supplement                                          85593 8/02
dated August 30, 2002 to:

PUTNAM GLOBAL INCOME TRUST
Prospectus dated February 28, 2002

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Core Fixed-Income Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader            Since     Experience
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Kevin M. Cronin             2000      1997 - Present    Putnam Management

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Portfolio members           Since     Experience
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D. William Kohli            1994      1994 - Present    Putnam Management